Summary of Significant Accounting Policies (Details Narrative)	9 Months Ended
	Sep. 30, 2022	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)
Property and equipment, depreciation useful lives	The estimated useful lives are: other assets are depreciated over 20 years; and leasehold improvements are depreciated over the term of the lease
Warrants carrying value		$ 163,162	$ 472,899